AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 49.8%
Information Technology – 11.5%
Communications Equipment – 0.5%
F5, Inc.(a)	2,154	$363,961
GCI Liberty, Inc.(a) (b) (c)	2,664	0
Juniper Networks, Inc.	41,038	1,463,826
Motorola Solutions, Inc.	1,132	413,078

		2,240,865

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	9,606	1,271,546
CDW Corp./DE	5,664	1,266,584

		2,538,130

IT Services – 1.0%
Accenture PLC - Class A	2,336	659,429
Akamai Technologies, Inc.(a)	4,919	453,729
Amdocs Ltd.	6,317	499,043
CGI, Inc.(a)	1,981	195,622
Gartner, Inc.(a)	2,244	941,739
Nomura Research Institute Ltd.	9,100	243,630
Perficient, Inc.(a)	10,445	774,497
VeriSign, Inc.(a)	2,273	396,229

		4,163,918

Semiconductors & Semiconductor Equipment – 2.6%
Analog Devices, Inc.	2,815	660,089
Applied Materials, Inc.	4,385	943,126
ASML Holding NV	722	690,788
Broadcom, Inc.	1,312	1,743,058
Infineon Technologies AG	15,217	615,656
Lam Research Corp.	246	229,380
NVIDIA Corp.	4,446	4,874,283
QUALCOMM, Inc.	4,032	822,730
Taiwan Semiconductor Manufacturing Co., Ltd.	25,000	640,198

		11,219,308

Software – 5.5%
Adobe, Inc.(a)	1,118	497,242
ANSYS, Inc.(a)	4,887	1,551,378
AppLovin Corp. - Class A(a)	2,639	215,026
Autodesk, Inc.(a)	1,675	337,680
Cadence Design Systems, Inc.(a)	1,382	395,680
Constellation Software, Inc./Canada	398	1,107,044
DocuSign, Inc.(a)	6,065	331,998
Dropbox, Inc. - Class A(a)	15,016	338,310
Everbridge, Inc.(a)	2,471	85,892
Fair Isaac Corp.(a)	587	757,189
Gen Digital, Inc.	6,296	156,330
HashiCorp, Inc. - Class A(a)	47,876	1,607,676
Intuit, Inc.	979	564,335
Manhattan Associates, Inc.(a)	1,507	330,847
Matterport, Inc.(a)	180,237	793,043

Company	Shares	U.S. $ Value

Microsoft Corp.	27,423	$11,384,109
Oracle Corp.	6,582	771,345
Roper Technologies, Inc.	3,198	1,703,767
SAP SE	1,479	269,708
ServiceNow, Inc.(a)	1,011	664,156
Trend Micro, Inc./Japan	2,600	117,672

		23,980,427

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	19,531	3,754,835
Logitech International SA (REG)	5,070	507,453
NetApp, Inc.	3,319	399,707
Samsung Electronics Co., Ltd.	20,375	1,079,524

		5,741,519

		49,884,167

Financials – 8.0%
Banks – 2.1%
ABN AMRO Bank NV	33,242	568,638
ANZ Group Holdings Ltd.	13,195	249,041
Banco Bilbao Vizcaya Argentaria SA(d)	37,267	404,397
Banco Santander SA	32,603	171,940
BNP Paribas SA	9,020	665,826
Cambridge Bancorp	4,845	324,324
DBS Group Holdings Ltd.	23,990	639,713
Erste Group Bank AG	2,533	124,472
First Citizens BancShares, Inc./NC - Class A	213	361,766
Heartland Financial USA, Inc.	18,415	809,523
Intesa Sanpaolo SpA	18,882	74,381
JPMorgan Chase & Co.	3,913	792,892
Macatawa Bank Corp.	16,274	228,812
Mitsubishi UFJ Financial Group, Inc.	35,100	372,821
National Australia Bank Ltd.(d)	18,715	423,886
NatWest Group PLC	60,207	243,555
Nordea Bank Abp (Stockholm)	35,439	435,808
Oversea-Chinese Banking Corp., Ltd.	60,300	648,954
Royal Bank of Canada	4,583	500,954
Skandinaviska Enskilda Banken AB - Class A	26,928	383,637
Sumitomo Mitsui Financial Group, Inc.	6,100	399,239
UniCredit SpA	10,759	428,344

		9,252,923

Capital Markets – 2.3%
Ameriprise Financial, Inc.	948	413,906
Ares Management Corp. - Class A	2,649	371,310
Assetmark Financial Holdings, Inc.(a)	14,197	488,235
B3 SA - Brasil Bolsa Balcao	251,600	512,697
BlackRock, Inc.	349	269,439
Charles Schwab Corp. (The)	21,925	1,606,664
CVC Capital Partners PLC(a) (e)	15,125	292,451
EQT AB(d)	9,164	280,709
Euronext NV	4,355	428,820
Goldman Sachs Group, Inc. (The)	5,041	2,301,318
Intermediate Capital Group PLC	17,320	516,040
Julius Baer Group Ltd.	18,092	1,086,810
London Stock Exchange Group PLC	2,800	328,206
MSCI, Inc.	388	192,130

Company	Shares	U.S. $ Value

SEI Investments Co.	2,665	$180,447
Singapore Exchange Ltd.	31,700	224,698
TMX Group Ltd.	8,879	238,302
UBS Group AG (REG)	14,805	471,001

		10,203,183

Consumer Finance – 0.5%
American Express Co.	1,213	291,120
Discover Financial Services	10,490	1,286,703
Synchrony Financial	8,772	384,214

		1,962,037

Financial Services – 2.0%
Apollo Global Management, Inc.	2,339	271,698
Berkshire Hathaway, Inc. - Class B(a)	481	199,327
Corebridge Financial, Inc.	11,867	346,160
Eurazeo SE	1,333	112,519
EXOR NV	3,196	358,913
Fiserv, Inc.(a)	3,712	555,909
Investor AB - Class B	13,661	370,696
Mastercard, Inc. - Class A	8,048	3,598,020
Nuvei Corp.	19,656	632,923
Visa, Inc. - Class A	7,696	2,096,852

		8,543,017

Insurance – 1.1%
American Financial Group, Inc./OH	1,819	236,306
Aviva PLC	60,610	372,273
AXA SA	11,234	405,620
Cincinnati Financial Corp.	3,209	377,314
Hartford Financial Services Group, Inc. (The)	2,532	261,935
Japan Post Holdings Co., Ltd.	40,600	392,053
Japan Post Insurance Co., Ltd.	16,800	323,759
Marsh & McLennan Cos., Inc.	2,995	621,702
Medibank Pvt Ltd.(d)	107,304	266,655
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	534	266,305
Poste Italiane SpA	27,731	380,941
Progressive Corp. (The)	1,290	272,422
Sampo Oyj - Class A	11,361	486,304

		4,663,589

		34,624,749

Health Care – 7.8%
Biotechnology – 1.3%
AbbVie, Inc.	7,578	1,221,877
Amgen, Inc.	1,262	385,983
Cerevel Therapeutics Holdings, Inc.(a)	38,155	1,554,435
Contra Chinook Therape (CVR)(a) (b) (c)	30,997	12,089
Deciphera Pharmaceuticals, Inc.(a)	23,644	603,868
Gilead Sciences, Inc.	5,353	344,037
Incyte Corp.(a)	4,479	258,841
Mirati Therapeutics, Inc. (CVR)(a) (b) (c)	25,914	18,140
Neurocrine Biosciences, Inc.(a)	1,755	237,644
Regeneron Pharmaceuticals, Inc.(a)	181	177,409

Company	Shares	U.S. $ Value

United Therapeutics Corp.(a)	920	$253,119
Vertex Pharmaceuticals, Inc.(a)	796	362,451

		5,429,893

Health Care Equipment & Supplies – 1.3%
Axonics, Inc.(a)	26,113	1,751,921
Cooper Cos., Inc. (The)	14,967	1,411,538
Demant A/S(a)	7,646	367,483
Hologic, Inc.(a)	1,107	81,675
IDEXX Laboratories, Inc.(a)	772	383,645
Medtronic PLC	18,297	1,488,827
Olympus Corp.	12,400	195,701

		5,680,790

Health Care Providers & Services – 2.1%
ABIOMED, Inc. (CVR)(a) (b) (c)	3,960	4,039
Amedisys, Inc.(a)	18,277	1,665,948
Cardinal Health, Inc.	3,529	350,324
Cencora, Inc.	1,577	357,301
Cigna Group (The)	1,183	407,685
Elevance Health, Inc.	3,865	2,081,225
McKesson Corp.	2,198	1,251,959
Molina Healthcare, Inc.(a)	889	279,662
Olink Holding AB (ADR)(a)	60,720	1,454,244
UnitedHealth Group, Inc.	2,150	1,065,046
Universal Health Services, Inc. - Class B	2,082	395,164

		9,312,597

Life Sciences Tools & Services – 0.7%
Illumina, Inc.(a)	6,290	655,921
IQVIA Holdings, Inc.(a)	6,293	1,378,733
Thermo Fisher Scientific, Inc.	1,722	978,062

		3,012,716

Pharmaceuticals – 2.4%
AstraZeneca PLC	706	109,747
AstraZeneca PLC (Sponsored ADR)	6,347	495,193
Calliditas Therapeutics AB - Class B(a)	2,340	46,293
Catalent, Inc.(a)	29,514	1,587,558
Eli Lilly & Co.	1,785	1,464,307
Jazz Pharmaceuticals PLC(a)	485	51,046
Johnson & Johnson	241	35,347
Merck & Co., Inc.	12,855	1,613,817
Novartis AG (REG)	3,150	326,018
Novo Nordisk A/S - Class B	13,154	1,782,211
Roche Holding AG (Genusschein)	2,381	607,909
Sanofi SA	1,235	120,909
Takeda Pharmaceutical Co., Ltd.	12,400	330,150
Zoetis, Inc.	11,179	1,895,511

		10,466,016

		33,902,012

Company	Shares	U.S. $ Value

Consumer Discretionary – 5.7%
Automobile Components – 0.2%
Aptiv PLC(a)	10,537	$877,311

Automobiles – 0.3%
Honda Motor Co., Ltd.	51,900	587,700
Nissan Motor Co., Ltd.	103,400	369,822
Tesla, Inc.(a)	1,299	231,326

		1,188,848

Broadline Retail – 1.5%
Alibaba Group Holding Ltd.	700	6,835
Alibaba Group Holding Ltd. (Sponsored ADR)	10,104	791,547
Amazon.com, Inc.(a)	23,472	4,141,399
Dollarama, Inc.	4,203	397,804
eBay, Inc.	3,962	214,820
Edcon Ltd. Series A(a) (b) (c)	465,862	1
Edcon Ltd. Series B(a) (b) (c)	73,623	0
MercadoLibre, Inc.(a)	253	436,572
Next PLC	3,192	382,306

		6,371,284

Diversified Consumer Services – 0.2%
Pearson PLC	22,197	269,877
Service Corp. International/US	10,389	744,475

		1,014,352

Hotels, Restaurants & Leisure – 1.6%
Amadeus IT Group SA	5,679	405,381
Booking Holdings, Inc.	191	721,283
Chipotle Mexican Grill, Inc.(a)	142	444,392
Compass Group PLC	15,140	425,074
Galaxy Entertainment Group Ltd.	29,400	141,655
InterContinental Hotels Group PLC	4,744	481,747
Kindred Group PLC	131,795	1,557,903
PlayAGS, Inc.(a)	7,850	90,668
Royal Caribbean Cruises Ltd.(a)	2,612	385,740
Starbucks Corp.	13,665	1,096,206
Yum China Holdings, Inc.	19,200	686,592
Yum! Brands, Inc.	3,114	427,957

		6,864,598

Household Durables – 0.3%
PulteGroup, Inc.	3,295	386,569
Vizio Holding Corp. - Class A(a)	82,056	881,282

		1,267,851

Specialty Retail – 0.9%
AutoZone, Inc.(a)	293	811,592
Dick’s Sporting Goods, Inc.	1,736	395,183
Hibbett, Inc.	945	81,818
Home Depot, Inc. (The)	1,933	647,304
Industria de Diseno Textil SA	4,650	221,115
TJX Cos., Inc. (The)	11,769	1,213,384
Ulta Beauty, Inc.(a)	529	209,003
Williams-Sonoma, Inc.	1,260	369,457

		3,948,856

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.7%
Capri Holdings Ltd.(a)	16,105	$556,428
Christian Dior SE	168	128,561
Deckers Outdoor Corp.(a)	414	452,883
NIKE, Inc. - Class B	17,118	1,627,066
Pandora A/S	2,307	378,948

		3,143,886

		24,676,986

Industrials – 5.7%
Aerospace & Defense – 0.3%
Axon Enterprise, Inc.(a)	1,341	377,720
BAE Systems PLC	23,574	419,759
Huntington Ingalls Industries, Inc.	1,299	328,777
Leonardo SpA(a)	14,394	370,241

		1,496,497

Air Freight & Logistics – 0.2%
DSV A/S	5,287	814,036

Building Products – 0.7%
Lennox International, Inc.	768	385,997
Masco Corp.	4,850	339,112
Otis Worldwide Corp.	19,329	1,917,436
Owens Corning	2,128	385,317

		3,027,862

Commercial Services & Supplies – 0.5%
Cintas Corp.	602	408,138
Republic Services, Inc.	1,442	267,044
Rollins, Inc.	7,871	359,626
Stericycle, Inc.(a)	18,091	932,410
Veralto Corp.	3,805	375,097

		2,342,315

Construction & Engineering – 0.2%
AECOM	2,335	203,939
Shimizu Corp.	21,100	116,757
Stantec, Inc.	3,970	320,408

		641,104

Electrical Equipment – 0.9%
ABB Ltd. (REG)	8,163	450,070
Eaton Corp. PLC	4,276	1,423,267
Encore Wire Corp.	1,645	474,961
Exide Technologies(a) (b) (c)	13	4,719
Prysmian SpA	14,276	938,928
Schneider Electric SE	1,766	440,582

		3,732,527

Company	Shares	U.S. $ Value

Ground Transportation – 0.1%
Canadian National Railway Co.	2,960	$376,800

Industrial Conglomerates – 0.2%
DCC PLC	4,859	354,848
Hikari Tsushin, Inc.	2,200	361,109
Siemens AG (REG)	1,725	332,479

		1,048,436

Machinery – 0.5%
Daimler Truck Holding AG	7,694	329,197
Deere & Co.	1,753	656,954
Marel HF(e)	149,389	530,049
Snap-on, Inc.	259	70,671
Techtronic Industries Co., Ltd.	27,000	332,147
Volvo AB - Class A	10,295	279,782
Volvo AB - Class B	4,186	112,666

		2,311,466

Passenger Airlines – 0.2%
Hawaiian Holdings, Inc.(a)	48,488	662,346

Professional Services – 1.4%
Automatic Data Processing, Inc.	7,876	1,928,990
Experian PLC	9,528	441,510
Genpact Ltd.	11,036	364,850
Leidos Holdings, Inc.	2,397	352,479
Paychex, Inc.	3,530	424,165
Persol Holdings Co., Ltd.	48,000	69,335
RELX PLC (Amsterdam)	16,499	723,809
RELX PLC (London)	6,519	285,968
Sterling Check Corp.(a)	22,302	343,005
Thomson Reuters Corp.	389	66,940
Verisk Analytics, Inc.	1,550	391,809
Wolters Kluwer NV	4,490	716,107

		6,108,967

Trading Companies & Distributors – 0.5%
McGrath RentCorp	14,311	1,559,613
Reece Ltd.(d)	5,986	103,898
WW Grainger, Inc.	417	384,249

		2,047,760

		24,610,116

Communication Services – 2.8%
Diversified Telecommunication Services – 0.3%
Comcast Corp. - Class A	13,642	546,089
Consolidated Communications Holdings, Inc.(a)	76,327	335,839
HKT Trust & HKT Ltd. - Class SS	255,000	297,176

		1,179,104

Entertainment – 0.8%
Electronic Arts, Inc.	6,859	911,424
Endeavor Group Holdings, Inc. - Class A	31,002	831,784
Live Nation Entertainment, Inc.(a)	2,865	268,565
Netflix, Inc.(a)	1,562	1,002,211
Sea Ltd. (ADR)(a)	5,324	359,476

		3,373,460

Company	Shares	U.S. $ Value

Interactive Media & Services – 1.5%
Alphabet, Inc. - Class A(a)	5,234	$902,865
Alphabet, Inc. - Class C(a)	20,902	3,636,111
Auto Trader Group PLC	20,509	215,744
Meta Platforms, Inc. - Class A	2,547	1,189,016
Rightmove PLC	31,555	216,623
Scout24 SE	3,605	271,181

		6,431,540

Media – 0.1%
Fox Corp. - Class B	8,408	268,552
Informa PLC	21,582	234,899
Omnicom Group, Inc.	1,166	108,391

		611,842

Wireless Telecommunication Services – 0.1%
SoftBank Corp.	32,300	387,284

		11,983,230

Consumer Staples – 2.7%
Beverages – 1.4%
Asahi Group Holdings Ltd.	31,239	1,146,048
Carlsberg AS - Class B	6,156	835,183
Coca-Cola Co. (The)	33,273	2,093,870
Constellation Brands, Inc. - Class A	5,744	1,437,321
Heineken Holding NV	4,552	373,596
Pernod Ricard SA	2,329	348,774

		6,234,792

Consumer Staples Distribution & Retail – 0.8%
Albertsons Cos., Inc. - Class A	78,064	1,611,241
Costco Wholesale Corp.	115	93,137
Koninklijke Ahold Delhaize NV	7,224	224,038
Kroger Co. (The)	7,381	386,543
Loblaw Cos., Ltd.	3,171	368,296
Sysco Corp.	5,051	367,814
Walmart, Inc.	7,555	496,817

		3,547,886

Household Products – 0.2%
Kimberly-Clark Corp.	2,968	395,634
Procter & Gamble Co. (The)	2,681	441,132
Southeastern Grocers, Inc.(a) (b) (c)	8,714	6,100

		842,866

Tobacco – 0.3%
Altria Group, Inc.	9,445	436,831
Imperial Brands PLC	15,289	379,919
Philip Morris International, Inc.	3,329	337,494

		1,154,244

		11,779,788

Company	Shares	U.S. $ Value

Materials – 2.0%
Chemicals – 0.4%
Linde PLC	1,664	$724,705
Mitsubishi Chemical Group Corp.	40,500	214,495
Sherwin-Williams Co. (The)	1,313	398,890
Sumitomo Chemical Co., Ltd.	176,500	362,881

		1,700,971

Construction Materials – 0.1%
CRH PLC (London)	5,146	406,104
Heidelberg Materials AG	1,601	167,902

		574,006

Containers & Packaging – 0.6%
Packaging Corp. of America	2,061	378,173
Westrock Co.	37,857	2,030,649

		2,408,822

Metals & Mining – 0.9%
Glencore PLC	39,051	240,698
Haynes International, Inc.	18,367	1,080,347
Kinross Gold Corp.	17,871	145,150
Lundin Mining Corp.(d)	16,428	188,875
Rio Tinto PLC	5,205	366,418
Steel Dynamics, Inc.	2,842	380,459
Teck Resources Ltd. - Class B	12,053	626,903
United States Steel Corp.	29,048	1,113,991

		4,142,841

Paper & Forest Products – 0.0%
Contra Resolute Forest Products, Inc. (CVR)(a) (b) (c)	14,789	21,000

		8,847,640

Energy – 1.7%
Energy Equipment & Services – 0.5%
Artsonig Pty Ltd.(a) (b) (c)	51,133	0
ChampionX Corp.	32,657	1,065,271
CHC Group LLC(a) (b) (c)	1,138	0
PGS ASA(a)	732,512	658,724
Schlumberger NV	14,269	654,805

		2,378,800

Oil, Gas & Consumable Fuels – 1.2%
Ampol Ltd.(d)	13,702	317,731
Chevron Corp.	3,161	513,030
Equinor ASA	11,543	335,067
Exxon Mobil Corp.	3,209	376,288
HF Sinclair Corp.	5,923	327,127
Imperial Oil Ltd.(d)	5,396	381,258
Marathon Petroleum Corp.	258	45,565
Parkland Corp.(d)	6,070	175,159
Shell PLC	59,360	2,142,584
TotalEnergies SE	5,275	386,470
		5,000,279

		7,379,079

Company	Shares	U.S. $ Value

Real Estate – 1.0%
Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)	12,136	$1,068,817
Mitsui Fudosan Co., Ltd.	30,400	279,287

		1,348,104

Residential REITs – 0.3%
Apartment Income REIT Corp.	27,818	1,077,947

Specialized REITs – 0.4%
American Tower Corp.	6,012	1,176,789
Iron Mountain, Inc.	4,844	390,863
Public Storage	804	220,159

		1,787,811

		4,213,862

Utilities – 0.9%
Electric Utilities – 0.6%
ALLETE, Inc.	10,570	667,495
American Electric Power Co., Inc.	6,585	594,296
Avangrid, Inc.	1,326	47,749
CLP Holdings Ltd.	5,000	39,618
Entergy Corp.	3,442	387,191
NextEra Energy, Inc.	7,445	595,749
Origin Energy Ltd.	53,945	367,118

		2,699,216

Independent Power and Renewable Electricity Producers – 0.1%
Atlantica Sustainable Infrastructure PLC	20,534	451,337
Encavis AG(a)	3,277	60,092

		511,429

Multi-Utilities – 0.2%
Centrica PLC	200,646	364,194
Consolidated Edison, Inc.	4,103	387,939
National Grid PLC	17,279	195,771

		947,904

		4,158,549

Total Common Stocks (cost $173,071,297)		216,060,178

INVESTMENT COMPANIES – 15.0%
Funds and Investment Trusts – 15.0%(f)
iShares Core International Aggregate Bond ETF	261,584	12,974,566
iShares Core MSCI EAFE ETF	286,520	21,617,934
iShares Core MSCI Emerging Markets ETF	496,998	26,137,125
iShares Global Energy ETF(d)	100,193	4,358,396

Total Investment Companies (cost $63,887,086)		65,088,021

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 12.9%
Australia – 0.1%
Australia Government Bond Series 150 3.00%, 03/21/2047(e)	AUD	525	$263,602

Austria – 1.1%
Republic of Austria Government Bond 0.01%, 02/20/2031(e)	EUR	1,278	1,135,203
0.90%, 02/20/2032(e)		3,743	3,467,775

			4,602,978

Belgium – 0.2%
Kingdom of Belgium Government Bond Series 84 1.45%, 06/22/2037(e)		787	687,221

Canada – 0.7%
Canadian Government Bond 2.25%, 12/01/2029	CAD	4,625	3,177,264

Colombia – 0.3%
Colombian TES Series B 13.25%, 02/09/2033	COP	5,080,300	1,479,651

Germany – 0.2%
Bundesrepublik Deutschland Bundesanleihe 3.25%, 07/04/2042(e)	EUR	585	672,615

Italy – 0.6%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.20%, 03/01/2034(e)		1,656	1,842,625
Series 13Y 4.05%, 10/30/2037(e)		599	648,060

			2,490,685

Japan – 2.1%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	573,900	3,614,331
Japan Government Twenty Year Bond Series 183 1.40%, 12/20/2042		307,500	1,844,003
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		390,000	2,291,717
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		110,950	524,572
Series 4 2.20%, 03/20/2051		161,700	1,049,978

			9,324,601

	Principal Amount (000)		U.S. $ Value

Poland – 0.2%
Republic of Poland Government Bond Series 1034 5.00%, 10/25/2034	PLN	4,352	$1,040,873

South Korea – 0.3%
Korea Treasury Bond Series 3312 4.125%, 12/10/2033	KRW	2,015,170	1,516,779

Spain – 0.3%
Spain Government Bond 3.90%, 07/30/2039	EUR	1,309	1,453,793

United Kingdom – 1.6%
United Kingdom Gilt 0.50%, 01/31/2029(e)	GBP	1,094	1,178,056
1.25%, 10/22/2041(e)		1,401	1,071,836
1.50%, 07/31/2053(e)		625	393,893
4.625%, 01/31/2034(e)		3,400	4,440,330

			7,084,115

United States – 5.2%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	3,640	2,175,469
1.25%, 05/15/2050		2,814	1,364,104
2.00%, 08/15/2051		1,368	804,555
2.375%, 02/15/2042		2,042	1,464,074
U.S. Treasury Notes 4.25%, 02/28/2029		13,284	13,118,147
4.875%, 05/31/2026		3,492	3,490,909

			22,417,258

Total Governments - Treasuries (cost $56,127,325)			56,211,435

CORPORATES - INVESTMENT GRADE – 7.0%
Financial Institutions – 3.4%
Banking – 2.6%
AIB Group PLC Series E 2.25%, 04/04/2028(e)	EUR	382	395,451
Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028	U.S.$	400	407,248
Banco Santander SA 4.175%, 03/24/2028		200	192,022
Series E 5.75%, 08/23/2033(e)	EUR	200	226,326
Bank of America Corp. Series E 0.654%, 10/26/2031(e)		370	329,525
Series U 8.738% (CME Term SOFR 3 Month + 3.40%), 12/31/2049(g)	U.S.$	129	129,040

	Principal Amount (000)		U.S. $ Value

Bank of Ireland Group PLC Series E 4.625%, 11/13/2029(e)	EUR	232	$258,287
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(e)		300	321,006
Barclays PLC 3.875%, 01/31/2033(e)		100	110,333
5.088%, 06/20/2030	U.S.$	202	194,068
Series E 8.407%, 11/14/2032(e)	GBP	141	189,835
BNP Paribas SA 2.159%, 09/15/2029(e)	U.S.$	304	264,465
Series E 2.75%, 07/25/2028(e)	EUR	200	209,697
BPCE SA 3.116%, 10/19/2032(e)	U.S.$	323	264,795
CaixaBank SA 6.208%, 01/18/2029(e)		255	259,123
Capital One Financial Corp. 6.377%, 06/08/2034		126	129,077
Cooperatieve Rabobank UA 3.649%, 04/06/2028(e)		418	397,439
Credit Agricole SA 6.316%, 10/03/2029(e)		250	257,668
Danske Bank A/S Series E 4.506%, 01/09/2032(e)	EUR	365	391,477
Deutsche Bank AG 5.375%, 01/11/2029		300	339,636
HSBC Holdings PLC 2.013%, 09/22/2028	U.S.$	295	263,854
6.364%, 11/16/2032(e)	EUR	223	256,847
ING Groep NV 4.125%, 08/24/2033(e)		200	215,189
6.083%, 09/11/2027	U.S.$	200	202,072
Intesa Sanpaolo SpA 3.875%, 07/14/2027(e)		416	392,221
JPMorgan Chase & Co. Series E 1.09%, 03/11/2027(e)	EUR	382	395,729
KBC Group NV Series E 4.875%, 04/25/2033(e)		300	330,277
Lloyds Banking Group PLC Series E 4.75%, 09/21/2031(e)		341	384,957
Mizuho Financial Group, Inc. 3.153%, 07/16/2030	U.S.$	512	459,192
Morgan Stanley 4.656%, 03/02/2029	EUR	352	392,712
Nationwide Building Society 3.96%, 07/18/2030(e)	U.S.$	207	190,711
NatWest Group PLC 5.778%, 03/01/2035		200	200,278

	Principal Amount (000)		U.S. $ Value

Series E 5.763%, 02/28/2034(e)	EUR	173	$196,390
Santander UK Group Holdings PLC 2.469%, 01/11/2028	U.S.$	285	262,029
Societe Generale SA 6.447%, 01/12/2027(e)		384	386,888
Standard Chartered PLC 2.608%, 01/12/2028(e)		424	392,035
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(e)	GBP	161	196,694
Swedbank AB Series G 3.625%, 08/23/2032(e)	EUR	303	322,119
UBS Group AG 7.75%, 03/01/2029(e)		213	260,832
UniCredit SpA 1.982%, 06/03/2027(e)	U.S.$	200	185,736
Wells Fargo & Co. Series E 1.741%, 05/04/2030(e)	EUR	336	330,317

			11,483,597

Finance – 0.1%
Air Lease Corp. 5.40%, 06/01/2028	CAD	175	129,847
Aviation Capital Group LLC 1.95%, 09/20/2026(e)	U.S.$	215	197,288

			327,135

Insurance – 0.4%
Athene Global Funding 6.17% (SOFR + 0.85%), 05/08/2026(e) (g)		394	394,126
CNP Assurances SACA Series E 2.50%, 06/30/2051(e)	EUR	300	285,112
Credit Agricole Assurances SA 4.75%, 09/27/2048(e)		200	219,020
Elevance Health, Inc. 5.85%, 01/15/2036	U.S.$	383	391,495
Metropolitan Life Global Funding I Series E 4.00%, 04/05/2028(e)	EUR	239	262,789
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 3.25%, 05/26/2049(e)		100	103,834
Zurich Finance Ireland Designated Activity Co. Series E 3.00%, 04/19/2051(e)	U.S.$	240	197,270

			1,853,646

	Principal Amount (000)		U.S. $ Value

REITs – 0.3%
American Tower Corp. 0.875%, 05/21/2029	EUR	425	$397,466
Annington Funding PLC Series E 3.184%, 07/12/2029(e)	GBP	116	130,826
Digital Intrepid Holding BV 0.625%, 07/15/2031(e)	EUR	390	329,408
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	U.S.$	111	92,186
WEA Finance LLC 2.875%, 01/15/2027(e)		212	195,735

			1,145,621

			14,809,999

Industrial – 3.1%
Basic – 0.1%
BHP Billiton Finance Ltd. Series 15 1.50%, 04/29/2030(e)	EUR	347	330,555
Inversiones CMPC SA 6.125%, 02/26/2034(e)	U.S.$	200	201,040

			531,595

Capital Goods – 0.0%
Boeing Co. (The) 5.15%, 05/01/2030		111	105,891

Communications - Media – 0.3%
Cox Communications, Inc. 1.80%, 10/01/2030(e)		166	132,569
Fox Corp. 5.476%, 01/25/2039		139	131,274
Grupo Televisa SAB 8.50%, 03/11/2032		175	197,750
Interpublic Group of Cos., Inc. (The) 5.375%, 06/15/2033		263	260,218
Meta Platforms, Inc. 4.65%, 08/15/2062		154	131,678
Prosus NV 3.68%, 01/21/2030(e)		225	196,004
Warnermedia Holdings, Inc. 4.302%, 01/17/2030	EUR	122	132,242

			1,181,735

Communications - Telecommunications – 0.4%
AT&T, Inc. 3.55%, 12/17/2032		246	260,220
Bell Telephone Co. of Canada or Bell Canada 4.55%, 02/09/2030	CAD	182	131,404
5.85%, 11/10/2032		347	266,671
CK Hutchison Group Telecom Finance SA 1.50%, 10/17/2031(e)	EUR	216	196,989

	Principal Amount (000)		U.S. $ Value

TELUS Corp. Series CAG 5.25%, 11/15/2032	CAD	542	$400,675
Verizon Communications, Inc. 1.25%, 04/08/2030	EUR	140	132,694
Vodafone Group PLC 4.20%, 12/13/2027	AUD	210	134,832

			1,523,485

Consumer Cyclical - Automotive – 0.3%
General Motors Financial Co., Inc. 6.10%, 01/07/2034	U.S.$	385	387,607
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(e)		281	262,072
Hyundai Capital America 1.80%, 01/10/2028(e)		449	394,729
Lear Corp. 4.25%, 05/15/2029		419	396,931

			1,441,339

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 3.55%, 11/19/2026		333	316,999
6.05%, 05/14/2034(d)		80	79,718

			396,717

Consumer Cyclical - Other – 0.2%
Marriott International, Inc./MD Series HH 2.85%, 04/15/2031		93	79,040
MDC Holdings, Inc. 6.00%, 01/15/2043		197	197,626
PulteGroup, Inc. 7.875%, 06/15/2032		169	193,037
Sands China Ltd. 4.625%, 06/18/2030		211	194,169

			663,872

Consumer Non-Cyclical – 0.5%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	258	256,724
American Medical Systems Europe BV 3.50%, 03/08/2032		250	266,008
Cargill, Inc. 3.875%, 04/24/2030(e)		360	395,317
Cencosud SA 5.95%, 05/28/2031(e)	U.S.$	200	197,150
CommonSpirit Health 5.318%, 12/01/2034		337	329,856
CVS Health Corp. 5.70%, 06/01/2034		267	265,724
Loblaw Cos. Ltd. 6.54%, 02/17/2033(e)	CAD	165	131,286
Saputo, Inc. 5.25%, 11/29/2029		536	400,497

	Principal Amount (000)		U.S. $ Value

Stryker Corp. 3.375%, 12/11/2028	EUR	121	$129,901

			2,372,463

Energy – 0.6%
BP Capital Markets PLC 3.625%, 03/22/2029(e)		246	254,972
Continental Resources, Inc./OK 5.75%, 01/15/2031(e)	U.S.$	198	194,893
Devon Energy Corp. 7.95%, 04/15/2032		139	158,283
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	124	79,989
Enbridge, Inc. 6.10%, 11/09/2032		445	346,640
ONEOK Partners LP 6.65%, 10/01/2036	U.S.$	126	132,339
Raizen Fuels Finance SA 6.45%, 03/05/2034(e)		200	202,422
Suncor Energy, Inc. 6.85%, 06/01/2039		181	194,266
TotalEnergies SE Series NC7 1.625%, 10/25/2027(e)	EUR	334	328,098
TransCanada PipeLines Ltd. 5.277%, 07/15/2030(e)	CAD	350	261,786
Var Energi ASA 7.50%, 01/15/2028(e)	U.S.$	245	257,706
Series E 5.50%, 05/04/2029(e)	EUR	115	131,682

			2,543,076

Other Industrial – 0.1%
LKQ Dutch Bond BV 4.125%, 03/13/2031		243	262,478

Services – 0.1%
Booking Holdings, Inc. 4.50%, 11/15/2031		171	194,165
4.75%, 11/15/2034		168	194,522

			388,687

Technology – 0.2%
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	U.S.$	397	332,074
Fiserv, Inc. 1.625%, 07/01/2030	EUR	144	136,588
5.625%, 08/21/2033	U.S.$	261	262,313
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	293	324,345

			1,055,320

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(e)	U.S.$	216	$196,103

Transportation - Services – 0.2%
407 International, Inc. Series 06D1 5.75%, 02/14/2036	CAD	344	264,067
Heathrow Funding Ltd. 6.45%, 12/10/2033	GBP	192	258,012
Ryder System, Inc. 6.60%, 12/01/2033	U.S.$	361	384,609

			906,688

			13,569,449

Utility – 0.5%
Electric – 0.3%
Dte Energy Co. 5.85%, 06/01/2034		170	172,021
Electricite de France SA Series MPLE 5.993%, 05/23/2030(e)	CAD	262	200,087
Enel Finance International NV 2.25%, 07/12/2031(e)	U.S.$	274	223,247
Series E 3.375%, 07/23/2028(e)	EUR	122	130,675
Engie Energia Chile SA 6.375%, 04/17/2034(e)	U.S.$	200	201,938
Niagara Mohawk Power Corp. 4.278%, 12/15/2028(e)		343	324,409
Vistra Operations Co. LLC 6.00%, 04/15/2034(e)		66	66,154

			1,318,531

Natural Gas – 0.2%
Cadent Finance PLC Series E 4.25%, 07/05/2029(e)	EUR	290	318,840
Energir, Inc. 6.30%, 10/31/2033	CAD	165	132,826
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(e)	U.S.$	200	220,375

			672,041

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(e)		200	211,750

			2,202,322

Total Corporates - Investment Grade (cost $30,534,740)			30,581,770

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 4.2%
Agency Fixed Rate 30-Year – 4.2%
Government National Mortgage Association Series 2024 2.50%, 06/15/2054, TBA	U.S.$	1,675	$1,395,156
3.00%, 06/15/2054, TBA		2,030	1,753,417
4.00%, 06/15/2054, TBA		318	292,028
4.50%, 06/15/2054, TBA		2,316	2,188,001
5.00%, 06/15/2054, TBA		2,802	2,717,831
5.50%, 06/15/2054, TBA		5,409	5,364,260
Uniform Mortgage-Backed Security Series 2024 2.00%, 06/15/2054, TBA		1,398	1,077,661
3.50%, 06/15/2054, TBA		667	584,396
6.00%, 06/15/2054, TBA		2,420	2,423,118
6.50%, 06/15/2054, TBA		364	369,986

Total Mortgage Pass-Throughs (cost $18,131,079)			18,165,854

COVERED BONDS – 1.3%
Australia – 0.1%
National Australia Bank Ltd. Series E 0.875%, 02/19/2027(e)	EUR	522	527,785

Canada – 0.1%
Bank of Montreal Series E 0.125%, 01/26/2027(e)		533	529,670

France – 0.7%
BPCE SFH SA 0.625%, 09/22/2027(e)		700	696,455
Caisse Francaise de Financement Local Series E 0.50%, 02/19/2027(e)		500	502,351
Cie de Financement Foncier SA 3.125%, 05/18/2027(e)		500	539,047
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(e)		700	702,744
Societe Generale SFH SA Series E 0.75%, 10/18/2027(e)		500	498,966

			2,939,563

South Korea – 0.1%
Korea Housing Finance Corp. 3.714%, 04/11/2027(e)		484	527,041

Spain – 0.3%
Banco de Sabadell SA 1.00%, 04/26/2027(e)		500	504,803

	Principal Amount (000)			U.S. $ Value

Banco Santander SA 4.625%, 05/04/2027	EUR	500		$560,434

				1,065,237

Total Covered Bonds (cost $5,582,762)				5,589,296

INFLATION-LINKED SECURITIES – 1.1%
Canada – 0.1%
Canadian Government Real Return Bond Series CPI 4.00%, 12/01/2031	CAD	394		332,827

Sweden – 0.1%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(e)	SEK	1,580		266,881
Series 3113 0.125%, 12/01/2027(e)		2,250		266,448

				533,329

United States – 0.9%
U.S. Treasury Inflation Index 0.125%, 10/15/2025	U.S.$	0	**	463
0.125%, 04/15/2026		1		539
0.125%, 07/15/2026		1		764
0.125%, 04/15/2027		2,821		2,642,664
0.125%, 01/15/2030		1		785
0.125%, 07/15/2030		1		712
0.125%, 01/15/2031		1		899
0.125%, 07/15/2031		1		908
0.125%, 01/15/2032		1		670
0.25%, 07/15/2029		1		539
0.375%, 07/15/2025		1		751
0.375%, 01/15/2027		0	**	272
0.625%, 01/15/2026		1		924
0.625%, 07/15/2032		1		941
0.75%, 07/15/2028		1		866
1.125%, 01/15/2033		1		915
1.25%, 04/15/2028		1		946
1.375%, 07/15/2033		1,419		1,331,104
1.625%, 10/15/2027		1		562
1.75%, 01/15/2034		1		804
2.00%, 01/15/2026		1		1,020
2.375%, 01/15/2027		0	**	193
3.625%, 04/15/2028		1		672
3.875%, 04/15/2029		0	**	154

				3,989,067

Total Inflation-Linked Securities (cost $4,851,835)				4,855,223

GOVERNMENTS - SOVEREIGN AGENCIES – 0.8%
Canada – 0.2%
Canada Housing Trust No. 1 4.25%, 03/15/2034(e)	CAD	235		175,543

	Principal Amount (000)		U.S. $ Value

Canada Housing Trust No. 1 3.95%, 06/15/2028(e)	CAD	835	$613,269

			788,812

France – 0.3%
Dexia SA Series E 0.01%, 01/22/2027(e)	EUR	700	696,326
SNCF Reseau Series E 3.125%, 10/25/2028(e)		600	646,225

			1,342,551

Japan – 0.2%
Development Bank of Japan, Inc. Series G 3.50%, 09/13/2027(e)		593	646,053

Netherlands – 0.1%
BNG Bank NV 3.50%, 07/19/2027	AUD	819	526,694

Total Governments - Sovereign Agencies (cost $3,294,819)			3,304,110

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.7%
Australia – 0.5%
New South Wales Treasury Corp. 2.00%, 03/08/2033		1,009	525,651
4.75%, 02/20/2035(e)		1,861	1,183,772
Treasury Corp. of Victoria 2.00%, 11/20/2037		300	131,504
2.25%, 11/20/2034		787	394,938

			2,235,865

Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(e)	EUR	668	661,501

Total Local Governments - Regional Bonds (cost $2,882,050)			2,897,366

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(e)	U.S.$	322	322,905
Chile Government International Bond 4.125%, 07/05/2034	EUR	348	383,264

			706,169

Hungary – 0.1%
Hungary Government International Bond 5.375%, 09/12/2033(e)		224	255,641

	Principal Amount (000)		U.S. $ Value

Indonesia – 0.1%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	349	$327,973

Romania – 0.1%
Romanian Government International Bond 6.625%, 09/27/2029(e)		216	253,758

Saudi Arabia – 0.0%
Saudi Government International Bond 5.75%, 01/16/2054(e)	U.S.$	203	195,889

Total Governments - Sovereign Bonds (cost $1,739,758)			1,739,430

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(e)		485	455,900

Hungary – 0.0%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(e)		255	256,357

Mexico – 0.1%
Comision Federal de Electricidad 3.348%, 02/09/2031(e)		316	260,668

Saudi Arabia – 0.1%
Gaci First Investment Co. 4.875%, 02/14/2035(e)		277	260,690

Total Quasi-Sovereigns (cost $1,235,958)			1,233,615

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.2%
Canada – 0.2%
Province of Ontario Canada 2.90%, 12/02/2046 (cost $718,800)	CAD	1,283	729,587

SUPRANATIONALS – 0.1%
European Investment Bank 1.80%, 01/19/2027 (cost $527,057)	AUD	851	528,503

ASSET-BACKED SECURITIES – 0.1%
CLO - Fixed Rate – 0.1%
CIFC Funding Ltd. Series 2018-2A 6.626% (CME Term SOFR 3 Month + 1.30%), 04/20/2031(e) (g) (cost $480,345)	U.S.$	480	480,660

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Finance – 0.1%
CNG Holdings, Inc. 14.50%, 06/30/2026(e)	U.S.$	85	$69,700
Curo Group Holdings Corp. 7.50%, 08/01/2028(a) (h) (i)		177	40,402
18.00%, 08/01/2028(b)		160	166,825

			276,927

Industrial – 0.0%
Basic – 0.0%
ERP Iron Ore LLC 1.00%, 12/31/2019(a) (b) (c) (j) (k)		12	0
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(a) (b) (c) (i) (j)		146	0

			0

Communications - Media – 0.0%
National CineMedia LLC 5.75%, 08/15/2026(a) (b) (c) (l)		33	0
Sinclair Television Group, Inc. 5.50%, 03/01/2030(e)		2	1,319

			1,319

Consumer Cyclical - Automotive – 0.0%
Exide Technologies 11.00%, 10/31/2024(a) (b) (c) (i) (l)		83	0

Services – 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(e)		2	2,000
Monitronics International, Inc. 9.125%, 04/01/2020(a) (b) (c) (j)		120	0

			2,000

Technology – 0.0%
GoTo Group, Inc. 5.50%, 05/01/2028(e)		119	77,788

			81,107

Total Corporates - Non-Investment Grade (cost $445,292)			358,034

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.1%
Non-Agency Floating Rate CMBS – 0.1%
HLTN Commercial Mortgage Trust Series 2024-DPLO 6.962% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(e) (g) (cost $302,813)		304	303,568

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028(c) (cost $358,409)	RUB	23,770	$127,492

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Consumer Cyclical - Automotive – 0.0%
Exide International Holdings LP 0.00%(a) (b) (c) (cost $87,984)		117	109,746

	Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 0.0%
Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 09/15/2027(a) (h) (cost $155,401)	U.S.$	292	54,020

	Shares

RIGHTS – 0.0%
Utilities – 0.0%
Multi-Utilities – 0.0%
National Grid PLC, expiring 06/10/2024(a) (cost $0)		5,039	12,588

	Principal Amount (000)

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Communications - Telecommunications – 0.0%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(c) (i)	U.S.$	9	135

Consumer Cyclical - Retailers – 0.0%
Edcon Ltd. Zero Coupon, 06/25/2023(a) (b) (c) (j)	ZAR	2	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a) (b) (c) (i) (j)	U.S.$	40	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a) (b) (c) (i) (j)		28	0

			0

Total Emerging Markets - Corporate Bonds (cost $72,254)			135

Company	Shares		U.S. $ Value

WARRANTS – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 08/22/2028(a) (b) (c) (d) (cost $0)		541	$0

SHORT-TERM INVESTMENTS – 5.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(f) (m) (n) (cost $9,617,822)		9,617,822	9,617,822

	Principal Amount (000)

U.S. Treasury Bills – 3.0%
United States – 3.0%
U.S. Treasury Bill Zero Coupon, 11/14/2024 (cost $13,201,512)	U.S.$	13,520	13,201,266

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $387,306,398)			431,249,719

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(f) (m) (n) (cost $3,840,703)		3,840,703	3,840,703

Total Investments – 100.2% (cost $391,147,101)(o)			435,090,422
Other assets less liabilities – (0.2)%			(1,017,806)

Net Assets – 100.0%			$434,072,616

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	99	June 2024	$7,420,852	$(236,058)
10 Yr Canadian Bond Futures	17	September 2024	1,482,784	(4,396)
10 Yr Japan Bond (OSE) Futures	10	June 2024	9,092,296	(174,429)
Copper Futures	21	September 2024	2,420,513	163,720
Euro Buxl 30 Yr Bond Futures	63	September 2024	8,751,206	12,219
Euro STOXX 50 Index Futures	35	June 2024	1,892,760	3,811
Euro-BOBL Futures	65	September 2024	8,138,250	2,087
Euro-Bund Futures	208	June 2024	29,190,781	(704,818)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Euro-Schatz Futures	33	September 2024	$3,768,290	$134
FTSE 100 Index Futures	28	June 2024	2,956,363	63,810
FTSE China A50 Futures	184	June 2024	2,274,608	(46,086)
FTSE KLCI Futures	39	June 2024	664,085	(6,901)
FTSE Taiwan Index Futures	34	June 2024	2,444,600	(78,560)
FTSE/JSE Top 40 Futures	18	June 2024	678,050	(15,886)
Hang Seng Index Futures	30	June 2024	3,454,235	(136,085)
Long Gilt Futures	66	September 2024	8,100,564	(41,730)
S&P 500 E-Mini Futures	148	June 2024	39,186,700	324,584
S&P/TSX 60 Index Futures	20	June 2024	3,916,211	29,786
SPI 200 Futures	2	June 2024	256,792	3,571
TOPIX Index Futures	18	June 2024	3,172,734	14,767
U.S. Long Bond (CBT) Futures	213	September 2024	24,721,312	145,938
U.S. T-Note 2 Yr (CBT) Futures	103	September 2024	20,981,422	3,939
U.S. T-Note 5 Yr (CBT) Futures	394	September 2024	41,683,969	(53,981)
U.S. Ultra Bond (CBT) Futures	117	September 2024	14,325,188	15,354
Sold Contracts
10 Yr Australian Bond Futures	85	June 2024	6,371,439	25,195
10 Yr Canadian Bond Futures	32	September 2024	2,791,122	6,473
10 Yr Japan Bond (OSE) Futures	13	June 2024	11,819,985	142,492
Euro Buxl 30 Yr Bond Futures	36	June 2024	4,938,190	328,816
Euro STOXX 50 Index Futures	7	June 2024	378,552	3,991
Euro-Bund Futures	34	September 2024	4,795,181	(3,996)
Euro-OAT Futures	10	June 2024	1,353,491	(2,390)
FTSE/JSE Top 40 Futures	1	June 2024	37,670	1,825
Long Gilt Futures	27	September 2024	3,313,867	13,590
MSCI Emerging Markets Futures	64	June 2024	3,380,800	50,863
MSCI Singapore IX ETS Futures	200	June 2024	4,572,232	29,719
NSE IFSC Nifty 50 Index Futures	47	June 2024	2,132,672	33,796
OMXS 30 Index Futures	222	June 2024	5,504,673	57,006
S&P 500 E-Mini Futures	9	June 2024	2,382,975	(56,024)
SET 50 Futures	223	June 2024	1,000,742	15,437
SPI 200 Futures	33	June 2024	4,237,066	45,290
U.S. 10 Yr Ultra Futures	9	September 2024	1,008,281	(3,518)
U.S. T-Note 2 Yr (CBT) Futures	35	September 2024	7,129,609	(1,412)
U.S. T-Note 5 Yr (CBT) Futures	33	September 2024	3,491,297	1,762
U.S. T-Note 10 Yr (CBT) Futures	231	September 2024	25,132,078	49,858
U.S. Ultra Bond (CBT) Futures	63	September 2024	7,713,563	(27,287)
WIG 20 Index Futures	26	June 2024	328,807	8,313

				$4,589

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	17,812	USD	3,422	06/04/2024	$30,303
Bank of America, NA	USD	3,413	BRL	17,812	06/04/2024	(20,773)
Bank of America, NA	EUR	1,338	USD	1,459	06/12/2024	7,242
Bank of America, NA	USD	8,366	EUR	7,665	06/12/2024	(46,750)
Bank of America, NA	CAD	3,833	USD	2,835	06/13/2024	21,706
Bank of America, NA	INR	55,969	USD	672	06/14/2024	1,779
Bank of America, NA	INR	308,106	USD	3,686	06/14/2024	(6,106)
Bank of America, NA	USD	1,189	INR	99,412	06/14/2024	1,728
Bank of America, NA	USD	1,316	INR	109,298	06/14/2024	(6,114)
Bank of America, NA	USD	402	BRL	2,115	07/02/2024	(751)
Bank of America, NA	COP	581,925	USD	150	07/19/2024	903
Bank of America, NA	IDR	10,949,927	USD	674	07/19/2024	1,668
Bank of America, NA	IDR	29,379,837	USD	1,801	07/19/2024	(3,145)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	NOK	66,342	USD	6,043	07/19/2024	$(284,587)
Bank of America, NA	SEK	16,362	USD	1,505	07/19/2024	(52,927)
Bank of America, NA	USD	290	CLP	258,631	07/19/2024	(8,812)
Bank of America, NA	USD	1,744	IDR	27,985,602	07/19/2024	(24,851)
Bank of America, NA	USD	1,777	NOK	18,953	07/19/2024	30,535
Bank of America, NA	USD	3,735	SEK	40,602	07/19/2024	131,338
Bank of America, NA	CNH	36,288	USD	5,028	07/23/2024	13,813
Bank of America, NA	NZD	8,733	USD	5,330	07/25/2024	(38,484)
Bank of America, NA	PHP	71,222	USD	1,227	07/25/2024	10,875
Bank of America, NA	SGD	1,777	USD	1,320	07/25/2024	1,303
Bank of America, NA	USD	981	MXN	16,768	07/25/2024	(298)
Bank of America, NA	USD	427	PHP	24,439	07/25/2024	(9,704)
Barclays Bank PLC	BRL	13,789	USD	2,635	06/04/2024	8,600
Barclays Bank PLC	USD	2,679	BRL	13,789	06/04/2024	(53,427)
Barclays Bank PLC	USD	1,896	EUR	1,761	06/12/2024	15,652
Barclays Bank PLC	USD	2,731	CAD	3,715	06/13/2024	(4,817)
Barclays Bank PLC	INR	54,871	USD	657	06/14/2024	(207)
Barclays Bank PLC	GBP	967	USD	1,202	06/20/2024	(29,897)
Barclays Bank PLC	USD	4,330	GBP	3,482	06/20/2024	107,664
Barclays Bank PLC	BRL	7,843	USD	1,520	07/02/2024	30,700
Barclays Bank PLC	KRW	1,508,734	USD	1,110	07/18/2024	16,036
Barclays Bank PLC	IDR	22,439,834	USD	1,396	07/19/2024	17,688
Barclays Bank PLC	PEN	1,436	USD	385	07/19/2024	9
Barclays Bank PLC	PEN	1,015	USD	270	07/19/2024	(2,045)
Barclays Bank PLC	SEK	8,847	USD	815	07/19/2024	(27,738)
Barclays Bank PLC	USD	165	CLP	151,691	07/19/2024	(57)
Barclays Bank PLC	USD	342	COP	1,338,227	07/19/2024	1,957
Barclays Bank PLC	USD	973	COP	3,773,715	07/19/2024	(3,209)
Barclays Bank PLC	USD	2,454	IDR	39,273,591	07/19/2024	(41,413)
Barclays Bank PLC	PHP	185,941	USD	3,254	07/25/2024	78,731
Barclays Bank PLC	USD	3,883	PHP	221,508	07/25/2024	(100,169)
Barclays Bank PLC	USD	662	JPY	102,427	08/16/2024	(3,207)
Barclays Bank PLC	MYR	16,174	USD	3,470	08/21/2024	15,860
Barclays Bank PLC	MYR	23,185	USD	4,925	08/21/2024	(26,948)
Barclays Bank PLC	USD	10,909	MYR	51,385	08/21/2024	65,947
Barclays Bank PLC	USD	1,131	TWD	36,365	08/23/2024	(8,272)
BNP Paribas SA	COP	5,901,912	USD	1,514	07/19/2024	(2,076)
BNP Paribas SA	USD	330	CNH	2,388	07/23/2024	(196)
Citibank, NA	EUR	26,842	USD	29,116	06/12/2024	(18,535)
Citibank, NA	USD	7,321	CAD	9,852	06/13/2024	(91,185)
Deutsche Bank AG	BRL	3,243	USD	619	06/04/2024	1,095
Deutsche Bank AG	USD	634	BRL	3,243	06/04/2024	(15,948)
Deutsche Bank AG	EUR	8,344	USD	9,147	06/12/2024	90,201
Deutsche Bank AG	USD	1,272	EUR	1,182	06/12/2024	11,130
Deutsche Bank AG	USD	1,475	EUR	1,345	06/12/2024	(14,981)
Deutsche Bank AG	INR	179,602	USD	2,151	06/14/2024	(1,484)
Deutsche Bank AG	USD	5,804	INR	482,845	06/14/2024	(18,611)
Deutsche Bank AG	ZAR	11,568	USD	621	06/14/2024	5,486
Deutsche Bank AG	USD	711	GBP	570	06/20/2024	15,746
Deutsche Bank AG	USD	3,201	AUD	4,787	06/27/2024	(14,016)
Deutsche Bank AG	COP	1,339,435	USD	339	07/19/2024	(4,906)
Deutsche Bank AG	IDR	42,941,658	USD	2,687	07/19/2024	49,259
Deutsche Bank AG	SEK	7,675	USD	720	07/19/2024	(11,109)
Deutsche Bank AG	USD	884	SEK	9,436	07/19/2024	15,077
Deutsche Bank AG	USD	1,222	CHF	1,095	08/08/2024	96
Deutsche Bank AG	JPY	619,939	USD	4,014	08/16/2024	28,530
Deutsche Bank AG	USD	539	JPY	83,645	08/16/2024	(1,468)
Deutsche Bank AG	TWD	42,055	USD	1,311	08/23/2024	12,909
Goldman Sachs Bank USA	USD	1,147	CAD	1,575	06/13/2024	8,683
Goldman Sachs Bank USA	USD	3,628	ZAR	69,743	06/14/2024	82,069
Goldman Sachs Bank USA	USD	1,261	GBP	993	06/20/2024	4,281
Goldman Sachs Bank USA	PEN	801	USD	214	07/19/2024	(626)
Goldman Sachs Bank USA	USD	149	COP	583,133	07/19/2024	409
Goldman Sachs Bank USA	USD	3,692	MXN	61,802	07/25/2024	(78,784)
Goldman Sachs Bank USA	USD	845	PHP	48,164	07/25/2024	(22,637)
Goldman Sachs Bank USA	JPY	210,495	USD	1,372	08/16/2024	18,512
Goldman Sachs Bank USA	USD	1,308	JPY	203,284	08/16/2024	(1,315)
Goldman Sachs Bank USA	MYR	1,357	USD	286	08/21/2024	(3,721)
HSBC Bank USA	AUD	8,207	USD	5,270	06/27/2024	(194,487)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	PLN	1,300	USD	331	07/11/2024	$1,426
JPMorgan Chase Bank, NA	BRL	1,203	USD	237	06/04/2024	8,371
JPMorgan Chase Bank, NA	USD	230	BRL	1,203	06/04/2024	(406)
JPMorgan Chase Bank, NA	USD	3,248	EUR	3,043	06/12/2024	54,475
JPMorgan Chase Bank, NA	CAD	2,840	USD	2,069	06/13/2024	(15,401)
JPMorgan Chase Bank, NA	INR	17,629	USD	212	06/14/2024	876
JPMorgan Chase Bank, NA	USD	1,455	INR	121,560	06/14/2024	1,176
JPMorgan Chase Bank, NA	USD	961	INR	79,787	06/14/2024	(4,521)
JPMorgan Chase Bank, NA	USD	627	ZAR	11,582	06/14/2024	(11,150)
JPMorgan Chase Bank, NA	ZAR	22,818	USD	1,237	06/14/2024	22,879
JPMorgan Chase Bank, NA	ZAR	26,291	USD	1,381	06/14/2024	(17,256)
JPMorgan Chase Bank, NA	GBP	830	USD	1,038	06/20/2024	(19,606)
JPMorgan Chase Bank, NA	CZK	28,587	USD	1,229	07/11/2024	(27,798)
JPMorgan Chase Bank, NA	USD	582	CZK	13,236	07/11/2024	(243)
JPMorgan Chase Bank, NA	USD	524	HUF	188,098	07/11/2024	(646)
JPMorgan Chase Bank, NA	USD	521	PLN	2,085	07/11/2024	8,186
JPMorgan Chase Bank, NA	USD	641	PLN	2,509	07/11/2024	(3,937)
JPMorgan Chase Bank, NA	USD	1,605	KRW	2,202,289	07/18/2024	(8,792)
JPMorgan Chase Bank, NA	CLP	197,520	USD	219	07/19/2024	4,153
JPMorgan Chase Bank, NA	IDR	5,092,615	USD	313	07/19/2024	332
JPMorgan Chase Bank, NA	PEN	2,533	USD	678	07/19/2024	(1,667)
JPMorgan Chase Bank, NA	SEK	25,398	USD	2,327	07/19/2024	(92,040)
JPMorgan Chase Bank, NA	CNH	17,152	USD	2,376	07/23/2024	5,752
JPMorgan Chase Bank, NA	PHP	36,948	USD	639	07/25/2024	7,586
JPMorgan Chase Bank, NA	USD	1,008	CHF	913	08/08/2024	11,305
Morgan Stanley Capital Services, Inc.	BRL	5,409	USD	1,053	06/04/2024	22,533
Morgan Stanley Capital Services, Inc.	USD	1,032	BRL	5,409	06/04/2024	(1,828)
Morgan Stanley Capital Services, Inc.	EUR	6,453	USD	6,898	06/12/2024	(105,932)
Morgan Stanley Capital Services, Inc.	USD	1,261	EUR	1,162	06/12/2024	365
Morgan Stanley Capital Services, Inc.	USD	1,246	EUR	1,146	06/12/2024	(2,355)
Morgan Stanley Capital Services, Inc.	CAD	2,517	USD	1,837	06/13/2024	(10,080)
Morgan Stanley Capital Services, Inc.	USD	3,248	CAD	4,466	06/13/2024	28,849
Morgan Stanley Capital Services, Inc.	USD	201	INR	16,762	06/14/2024	109
Morgan Stanley Capital Services, Inc.	USD	158	INR	13,131	06/14/2024	(674)
Morgan Stanley Capital Services, Inc.	GBP	518	USD	661	06/20/2024	729
Morgan Stanley Capital Services, Inc.	HUF	1,484,813	USD	3,991	07/11/2024	(138,219)
Morgan Stanley Capital Services, Inc.	KRW	604,146	USD	441	07/18/2024	2,855
Morgan Stanley Capital Services, Inc.	USD	1,898	KRW	2,591,894	07/18/2024	(19,433)
Morgan Stanley Capital Services, Inc.	CLP	3,278,928	USD	3,514	07/19/2024	(55,448)
Morgan Stanley Capital Services, Inc.	SEK	8,118	USD	765	07/19/2024	(8,103)
Morgan Stanley Capital Services, Inc.	USD	1,647	IDR	26,771,121	07/19/2024	(2,202)
Morgan Stanley Capital Services, Inc.	USD	1,559	PEN	5,785	07/19/2024	(6,456)
Morgan Stanley Capital Services, Inc.	CHF	4,088	USD	4,543	08/08/2024	(20,635)
Morgan Stanley Capital Services, Inc.	USD	736	CHF	666	08/08/2024	7,853
Morgan Stanley Capital Services, Inc.	MYR	10,669	USD	2,259	08/21/2024	(19,864)
Morgan Stanley Capital Services, Inc.	USD	7,625	TWD	242,963	08/23/2024	(125,208)
NatWest Markets PLC	USD	2,180	EUR	2,008	06/12/2024	(965)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	EUR	600	USD	653	06/12/2024	$1,640
State Street Bank & Trust Co.	EUR	2,875	USD	3,108	06/12/2024	(12,763)
State Street Bank & Trust Co.	USD	514	EUR	481	06/12/2024	8,487
State Street Bank & Trust Co.	USD	294	EUR	268	06/12/2024	(2,986)
State Street Bank & Trust Co.	CAD	649	USD	478	06/13/2024	1,718
State Street Bank & Trust Co.	CAD	11,109	USD	8,124	06/13/2024	(28,116)
State Street Bank & Trust Co.	USD	790	CAD	1,070	06/13/2024	(4,676)
State Street Bank & Trust Co.	USD	479	ZAR	8,792	06/14/2024	(11,231)
State Street Bank & Trust Co.	ZAR	3,630	USD	197	06/14/2024	3,576
State Street Bank & Trust Co.	GBP	6,312	USD	8,044	06/20/2024	204
State Street Bank & Trust Co.	GBP	42	USD	52	06/20/2024	(1,167)
State Street Bank & Trust Co.	USD	53	GBP	42	06/20/2024	686
State Street Bank & Trust Co.	AUD	6,268	USD	4,163	06/27/2024	(10,699)
State Street Bank & Trust Co.	USD	464	AUD	714	06/27/2024	11,040
State Street Bank & Trust Co.	CZK	27,226	USD	1,163	07/11/2024	(33,773)
State Street Bank & Trust Co.	HUF	143,002	USD	391	07/11/2024	(6,844)
State Street Bank & Trust Co.	PLN	4,237	USD	1,075	07/11/2024	(177)
State Street Bank & Trust Co.	USD	719	CZK	17,064	07/11/2024	31,167
State Street Bank & Trust Co.	USD	1,576	PLN	6,318	07/11/2024	26,864
State Street Bank & Trust Co.	THB	128,730	USD	3,519	07/12/2024	9,661
State Street Bank & Trust Co.	USD	1,258	THB	45,830	07/12/2024	(8,331)
State Street Bank & Trust Co.	KRW	2,141,924	USD	1,551	07/18/2024	(1,473)
State Street Bank & Trust Co.	NOK	3,338	USD	319	07/19/2024	729
State Street Bank & Trust Co.	NOK	8,036	USD	733	07/19/2024	(33,698)
State Street Bank & Trust Co.	SEK	8,902	USD	841	07/19/2024	(6,938)
State Street Bank & Trust Co.	USD	488	NOK	5,161	07/19/2024	4,006
State Street Bank & Trust Co.	USD	309	SEK	3,240	07/19/2024	(210)
State Street Bank & Trust Co.	USD	155	NZD	252	07/25/2024	(253)
State Street Bank & Trust Co.	CHF	491	USD	548	08/08/2024	93
State Street Bank & Trust Co.	CHF	142	USD	158	08/08/2024	(811)
State Street Bank & Trust Co.	USD	158	CHF	142	08/08/2024	662
State Street Bank & Trust Co.	JPY	1,487,937	USD	9,601	08/16/2024	35,502
UBS AG	EUR	1,179	USD	1,282	06/12/2024	2,023
UBS AG	CZK	15,021	USD	660	07/11/2024	108
UBS AG	USD	659	KRW	908,440	07/18/2024	(807)

						$(903,115)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.34%	USD	13,370	$(1,042,570)	$(890,101)	$(152,469)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00	Quarterly	3.34	USD	11,000	859,420	755,475	103,945
iTraxx Xover Series 41, 5 Year Index, 06/20/2029*	5.00	Quarterly	2.96	EUR	2,500	261,014	243,693	17,321

						$77,864	$109,067	$(31,203)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNY	107,330	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	$85,949	$—	$85,949
NOK	1,331	01/04/2034	6 Month NIBOR	3.314%	Semi-Annual/Annual	(7,146)	—	(7,146)
NOK	5,243	01/11/2034	6 Month NIBOR	3.443%	Semi-Annual/Annual	(22,590)	—	(22,590)
NOK	7,514	01/24/2034	6 Month NIBOR	3.615%	Semi-Annual/Annual	(21,806)	—	(21,806)
NZD	161	02/01/2034	3 Month BKBM	4.472%	Quarterly/ Semi-Annual	(441)	—	(441)
NOK	1,631	02/08/2034	6 Month NIBOR	3.685%	Semi-Annual/Annual	(3,752)	—	(3,752)
NOK	2,048	02/28/2034	6 Month NIBOR	3.922%	Semi-Annual/Annual	(797)	—	(797)
NZD	1,024	02/28/2034	3 Month BKBM	4.683%	Quarterly/ Semi-Annual	8,533	—	8,533

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
NZD	577	03/08/2034	3 Month BKBM	4.453%	Quarterly/ Semi-Annual	$(6,585)	$—	$(6,585)
NZD	274	03/12/2034	3 Month BKBM	4.356%	Quarterly/ Semi-Annual	(4,411)	—	(4,411)
NZD	255	03/15/2034	3 Month BKBM	4.386%	Quarterly/ Semi-Annual	(3,718)	—	(3,718)
NZD	764	03/22/2034	3 Month BKBM	4.391%	Quarterly/ Semi-Annual	(10,866)	—	(10,866)
NZD	1,215	03/27/2034	3 Month BKBM	4.360%	Quarterly/ Semi-Annual	(19,028)	—	(19,028)
CHF	192	03/27/2034	1.172%	1 Day SARON	Annual	3,151	—	3,151
NZD	662	04/05/2034	3 Month BKBM	4.518%	Quarterly/ Semi-Annual	(5,140)	—	(5,140)
CHF	238	04/17/2034	1.210%	1 Day SARON	Annual	2,952	—	2,952
CHF	205	04/19/2034	1.234%	1 Day SARON	Annual	2,026	—	2,026
NOK	4,377	05/10/2034	6 Month NIBOR	3.821%	Semi-Annual/Annual	(4,164)	—	(4,164)
SEK	3,607	05/10/2034	2.698%	3 Month STIBOR	Annual/ Quarterly	4,461	—	4,461
NZD	583	05/10/2034	3 Month BKBM	4.566%	Quarterly/ Semi-Annual	(2,835)	—	(2,835)
CHF	253	05/10/2034	1.195%	1 Day SARON	Annual	3,547	—	3,547
NOK	6,401	05/13/2034	6 Month NIBOR	3.851%	Semi-Annual/Annual	(4,549)	—	(4,549)
NOK	1,885	05/14/2034	6 Month NIBOR	3.863%	Semi-Annual/Annual	(1,150)	—	(1,150)
NOK	5,835	05/28/2034	6 Month NIBOR	3.911%	Semi-Annual/Annual	715	—	715
NOK	1,511	06/03/2034	6 Month NIBOR	3.971%	Semi-Annual/Annual	497	—	497

						$(7,147)	$—	$(7,147)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	61	07/15/2025	$651
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	40	07/15/2025	507
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	29	07/15/2025	385
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	23	07/15/2025	304
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	18	07/15/2025	277
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	34	07/15/2025	180
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	8	07/15/2025	114
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	9	07/15/2025	111
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	15	07/15/2025	47

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	12		07/15/2025	$42
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	7		07/15/2025	18
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2025	6
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	0	***	07/15/2025	0
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	0	***	07/15/2025	0
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2025	(1)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	0	***	07/15/2025	(8)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	1		07/15/2025	(12)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	1		07/15/2025	(20)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	1		07/15/2025	(21)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	1		07/15/2025	(29)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	2		07/15/2025	(46)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	2		07/15/2025	(47)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	1		07/15/2025	(48)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	2		07/15/2025	(77)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	2		07/15/2025	(82)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	3		07/15/2025	(99)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	13		07/15/2025	(122)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	5		07/15/2025	(127)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	6		07/15/2025	(161)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	7		07/15/2025	(164)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	17		07/15/2025	(180)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	14		07/15/2025	(192)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	7		07/15/2025	(202)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	14		07/15/2025	(218)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	9		07/15/2025	(239)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	7		07/15/2025	(252)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	11		07/15/2025	(288)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	8		07/15/2025	(305)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	19		07/15/2025	(376)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	24		07/15/2025	(408)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	24		07/15/2025	(449)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	17		07/15/2025	(468)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	25		07/15/2025	(511)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	21	07/15/2025	$(570)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	19	07/15/2025	(584)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	20	07/15/2025	(602)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	36	07/15/2025	(613)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	28	07/15/2025	(632)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	21	07/15/2025	(644)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	28	07/15/2025	(653)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	22	07/15/2025	(664)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	42	07/15/2025	(741)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	24	07/15/2025	(815)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	36	07/15/2025	(946)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	29	07/15/2025	(1,021)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	30	07/15/2025	(1,027)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	44	07/15/2025	(1,334)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	42	07/15/2025	(1,545)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	57	07/15/2025	(1,761)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	54	07/15/2025	(1,794)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	226	07/15/2025	(7,164)
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	32	07/15/2025	4,442
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	44	07/15/2025	4,217
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	35	07/15/2025	3,870
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	34	07/15/2025	3,397
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	40	07/15/2025	3,260
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	50	07/15/2025	3,196
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	24	07/15/2025	2,895
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	29	07/15/2025	2,707
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	24	07/15/2025	2,649
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	50	07/15/2025	2,417
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	24	07/15/2025	2,379
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	18	07/15/2025	2,031
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	31	07/15/2025	2,005
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	26	07/15/2025	1,649
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	29	07/15/2025	1,521
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	39	07/15/2025	1,383

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	18		07/15/2025	$1,307
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	11		07/15/2025	1,270
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	15		07/15/2025	1,045
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	13		07/15/2025	1,025
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	9		07/15/2025	989
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	14		07/15/2025	950
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	10		07/15/2025	888
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	6		07/15/2025	694
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	73		07/15/2025	677
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	43		07/15/2025	525
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	8		07/15/2025	510
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	50		07/15/2025	488
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2025	2
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2025	(3)
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	30		07/15/2025	(257)
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	10		07/15/2025	(409)
Redrow PLC	SONIA plus 0.40%	Maturity	GBP	45		07/15/2025	(871)
Merrill Lynch International
Bloomberg Commodity Index	0.00%	Maturity	USD	20,206		06/17/2024	851,480
Morgan Stanley Capital Services LLC
Applus Services SA	EURIBOR plus 0.50%	Maturity	EUR	20		10/20/2025	20
Applus Services SA	EURIBOR plus 0.50%	Maturity	EUR	7		10/20/2025	12
Applus Services SA	EURIBOR plus 0.50%	Maturity	EUR	0	***	10/20/2025	1
Applus Services SA	EURIBOR plus 0.50%	Maturity	EUR	0	***	10/20/2025	0
Applus Services SA	EURIBOR plus 0.50%	Maturity	EUR	3		10/20/2025	(2)
Applus Services SA	EURIBOR plus 0.50%	Maturity	EUR	36		10/20/2025	(39)
Applus Services SA	EURIBOR plus 0.50%	Maturity	EUR	49		10/20/2025	(40)
Applus Services SA	EURIBOR plus 0.50%	Maturity	EUR	69		10/20/2025	(67)
Applus Services SA	EURIBOR plus 0.50%	Maturity	EUR	79		10/20/2025	(77)
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	44		10/20/2025	4,642
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	74		10/20/2025	4,380
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	121		10/20/2025	3,670
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	109		10/20/2025	2,926
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	73		10/20/2025	2,895
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	22		10/20/2025	2,794

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	32		10/20/2025	$2,447
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	24		10/20/2025	1,942
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	50		10/20/2025	1,869
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	18		10/20/2025	1,604
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	44		10/20/2025	1,489
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	25		10/20/2025	1,430
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	36		10/20/2025	1,377
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	14		10/20/2025	1,294
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	24		10/20/2025	1,092
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	29		10/20/2025	1,086
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	28		10/20/2025	1,023
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	19		10/20/2025	589
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	20		10/20/2025	519
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	13		10/20/2025	495
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	10		10/20/2025	316
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	31		10/20/2025	310
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	4		10/20/2025	141
KOSPI 200 Futures	0.00%	Maturity	KRW	540,075		06/13/2024	(9,053)
KOSPI 200 Futures	0.00%	Maturity	KRW	360,050		06/13/2024	(10,920)
KOSPI 200 Futures	0.00%	Maturity	KRW	2,160,300		06/13/2024	(52,424)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	66		10/20/2025	133
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	3		10/20/2025	6
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	0	***	10/20/2025	0
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	24		10/20/2025	(18)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	16		10/20/2025	(19)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	5		10/20/2025	(23)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	1		10/20/2025	(24)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	2		10/20/2025	(71)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	4		10/20/2025	(118)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	3		10/20/2025	(217)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	13		10/20/2025	(428)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	9		10/20/2025	(495)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	10		10/20/2025	(513)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	18		10/20/2025	(597)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	15	10/20/2025	$(815)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	21	10/20/2025	(2,378)
Tyman PLC	SONIA plus 0.50%	Maturity	GBP	23	10/20/2025	(2,657)
Virgin Money UK PLC	SONIA plus 0.50%	Maturity	GBP	24	10/20/2025	13
Virgin Money UK PLC	SONIA plus 0.50%	Maturity	GBP	36	10/20/2025	(39)
Virgin Money UK PLC	SONIA plus 0.50%	Maturity	GBP	23	10/20/2025	(73)
Virgin Money UK PLC	SONIA plus 0.50%	Maturity	GBP	47	10/20/2025	(149)
Pay Total Return on Reference Obligation
Bank of America, NA
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	26	05/20/2027	2,422
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	25	05/20/2027	2,129
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	19	05/20/2027	1,111
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	13	05/20/2027	1,077
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	8	05/20/2027	422
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	3	05/20/2027	277
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	6	05/20/2027	245
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	2	05/20/2027	206
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	6	05/20/2027	183
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	3	05/20/2027	147
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	11	05/20/2027	140
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	5	05/20/2027	128
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	3	05/20/2027	112
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	1	05/20/2027	84
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	2	05/20/2027	67
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	4	05/20/2027	64
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	1	05/20/2027	61

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	1		05/20/2027	$39
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	3		05/20/2027	38
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	1		05/20/2027	5
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	3		05/20/2027	(37)
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	8		05/20/2027	(74)
Eastern Bankshares, Inc.	OBFR minus 0.30%	Maturity	USD	16		05/20/2027	(87)
Eastern Bankshares, Inc.	OBFR minus 0.29%	Maturity	USD	160		05/20/2027	(8,940)
Goldman Sachs International
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	46		07/15/2025	916
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	74		07/15/2025	799
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	50		07/15/2025	519
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	10		07/15/2025	409
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	30		07/15/2025	264
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	0	***	07/15/2025	3
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	0	***	07/15/2025	(2)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	8		07/15/2025	(383)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	44		07/15/2025	(557)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	10		07/15/2025	(684)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	6		07/15/2025	(700)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	15		07/15/2025	(702)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	13		07/15/2025	(739)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	16		07/15/2025	(752)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	18		07/15/2025	(897)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	9	07/15/2025	$(1,024)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	26	07/15/2025	(1,185)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	11	07/15/2025	(1,286)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	30	07/15/2025	(1,339)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	40	07/15/2025	(1,364)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	31	07/15/2025	(1,505)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	24	07/15/2025	(1,851)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	18	07/15/2025	(2,054)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	51	07/15/2025	(2,153)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	51	07/15/2025	(2,332)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	25	07/15/2025	(2,657)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	30	07/15/2025	(2,913)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	25	07/15/2025	(2,927)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	45	07/15/2025	(3,188)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	41	07/15/2025	(3,274)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	35	07/15/2025	(3,627)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	36	07/15/2025	(3,677)
Barratt Developments PLC	SONIA minus 0.35%	Maturity	GBP	32	07/15/2025	(4,632)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	344	07/15/2025	4,631
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	51	07/15/2025	3,974
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	161	07/15/2025	3,352
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	52	07/15/2025	2,798

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	43	07/15/2025	$2,142
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	32	07/15/2025	1,596
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	77	07/15/2025	1,398
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	35	07/15/2025	1,368
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	166	07/15/2025	1,081
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	60	07/15/2025	996
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	52	07/15/2025	796
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	91	07/15/2025	638
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	49	07/15/2025	586
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	119	07/15/2025	575
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	73	07/15/2025	288
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	14	07/15/2025	183
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	1	07/15/2025	4
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	4	07/15/2025	(6)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	48	07/15/2025	(119)
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	265	07/15/2025	49,055
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	64	07/15/2025	11,866
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	57	07/15/2025	10,903
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	108	07/15/2025	9,490
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	71	07/15/2025	5,671
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	77	07/15/2025	5,447
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	61	07/15/2025	4,259

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	40		07/15/2025	$3,942
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	57		07/15/2025	3,824
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	18		07/15/2025	3,389
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	54		07/15/2025	3,169
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	43		07/15/2025	2,912
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	31		07/15/2025	2,579
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	37		07/15/2025	2,560
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	45		07/15/2025	2,452
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	36		07/15/2025	1,897
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	13		07/15/2025	1,295
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	16		07/15/2025	773
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	6		07/15/2025	461
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	81
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	59
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	44
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	21
Schlumberger Limited	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	10
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	(79)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	(101)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	2		07/15/2025	(344)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	3		07/15/2025	(577)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	5		07/15/2025	(796)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	6	07/15/2025	$(1,534)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	9	07/15/2025	(1,837)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	10	07/15/2025	(2,069)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	15	07/15/2025	(2,838)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	19	07/15/2025	(3,169)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	19	07/15/2025	(4,102)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	16	07/15/2025	(4,213)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	22	07/15/2025	(5,240)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	49	07/15/2025	(9,712)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	73	07/15/2025	(14,600)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	142	07/15/2025	(33,511)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	224	07/15/2025	(56,982)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	291	07/15/2025	(68,015)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	423	07/15/2025	(108,733)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	509	07/15/2025	(134,280)
JPMorgan Chase Bank, NA
TGS ASA	NIBOR minus 0.85%	Maturity	NOK	284	08/12/2024	3,800
TGS ASA	NIBOR minus 0.90%	Maturity	NOK	308	08/12/2024	2,538
TGS ASA	NIBOR minus 0.85%	Maturity	NOK	152	08/12/2024	2,053
TGS ASA	NIBOR minus 0.85%	Maturity	NOK	102	08/12/2024	973
TGS ASA	NIBOR minus 1.00%	Maturity	NOK	157	08/12/2024	768
TGS ASA	NIBOR minus 1.00%	Maturity	NOK	193	08/12/2024	561
TGS ASA	NIBOR minus 0.85%	Maturity	NOK	22	08/12/2024	314

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
TGS ASA	NIBOR minus 0.75%	Maturity	NOK	56	08/12/2024	$305
TGS ASA	NIBOR minus 0.85%	Maturity	NOK	18	08/12/2024	125
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	4	08/12/2024	2
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	34	08/12/2024	(11)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	1	08/12/2024	(17)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	3	08/12/2024	(60)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	34	08/12/2024	(208)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	149	08/12/2024	(373)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	109	08/12/2024	(484)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	181	08/12/2024	(718)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	110	08/12/2024	(755)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	47	08/12/2024	(800)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	175	08/12/2024	(870)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	44	08/12/2024	(1,003)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	202	08/12/2024	(1,804)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	142	08/12/2024	(2,308)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	102	08/12/2024	(2,599)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	158	08/12/2024	(3,425)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	194	08/12/2024	(4,007)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	167	08/12/2024	(4,255)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	229	08/12/2024	(4,465)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	461	08/12/2024	(4,819)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	218		08/12/2024	$(5,217)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	204		08/12/2024	(5,218)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	251		08/12/2024	(5,666)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	260		08/12/2024	(7,036)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	262		08/12/2024	(7,194)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	754		08/12/2024	(7,488)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	332		08/12/2024	(8,076)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	314		08/12/2024	(8,284)
TGS ASA	NIBOR minus 0.35%	Maturity	NOK	423		08/12/2024	(8,657)
Morgan Stanley Capital Services LLC
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	102		10/20/2025	10,066
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	54		10/20/2025	5,010
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	44		10/20/2025	4,173
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	26		10/20/2025	2,500
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	28		10/20/2025	2,491
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	16		10/20/2025	2,176
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	13		10/20/2025	1,838
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	16		10/20/2025	1,224
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	7		10/20/2025	200
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	8		10/20/2025	80
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	2		10/20/2025	43
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	10
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	1

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	8		10/20/2025	$242
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	8		10/20/2025	162
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	4		10/20/2025	36
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	2		10/20/2025	31
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	13		10/20/2025	11
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	1
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	(2)
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	10		10/20/2025	(3)
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	9		10/20/2025	(225)
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	9		10/20/2025	(288)
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	14		10/20/2025	(462)
First Advantage Corporation	EFFR minus 0.35%	Maturity	USD	21		10/20/2025	(738)
IBOVESPA Futures	0.00%	Maturity	BRL	2,338		06/12/2024	6,191
International Paper Company	SONIA minus 0.35%	Maturity	GBP	144		10/20/2025	2,723
International Paper Company	SONIA minus 0.35%	Maturity	GBP	131		10/20/2025	513
International Paper Company	SONIA minus 0.35%	Maturity	GBP	5		10/20/2025	125
International Paper Company	SONIA minus 0.35%	Maturity	GBP	15		10/20/2025	(192)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	12		10/20/2025	(329)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	37		10/20/2025	(2,200)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	23		10/20/2025	(2,707)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	29		10/20/2025	(2,864)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	23		10/20/2025	(3,185)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	43		10/20/2025	(3,875)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	17	10/20/2025	$(4,407)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	34	10/20/2025	(4,477)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	34	10/20/2025	(4,491)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	30	10/20/2025	(4,626)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	21	10/20/2025	(5,546)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	29	10/20/2025	(7,354)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	53	10/20/2025	(7,472)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	26	10/20/2025	(7,655)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	59	10/20/2025	(7,975)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	87	10/20/2025	(8,682)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	38	10/20/2025	(9,512)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	88	10/20/2025	(11,875)
International Paper Company	SONIA minus 0.35%	Maturity	GBP	52	10/20/2025	(14,531)
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	78	10/20/2025	1,259
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	13	10/20/2025	218
John Bean Technologies Corporation	EURIBOR minus 0.35%	Maturity	EUR	19	10/20/2025	162
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	9	10/20/2025	149
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	13	10/20/2025	53
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	9	10/20/2025	37
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	18	10/20/2025	28
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	1	10/20/2025	(25)
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	5	10/20/2025	(71)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	9	10/20/2025	$(206)
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	14	10/20/2025	(362)
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	12	10/20/2025	(385)
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	13	10/20/2025	(416)
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	15	10/20/2025	(420)
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	17	10/20/2025	(541)
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	21	10/20/2025	(656)
John Bean Technologies Corporation	EURIBOR minus 0.40%	Maturity	EUR	40	10/20/2025	(686)
John Bean Technologies Corporation	EURIBOR minus 0.35%	Maturity	EUR	43	10/20/2025	(2,574)
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	9	10/20/2025	871
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	8	10/20/2025	726
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	4	10/20/2025	242
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	6	10/20/2025	226
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	4	10/20/2025	136
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	1	10/20/2025	67
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	1	10/20/2025	15
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	1	10/20/2025	(26)
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	2	10/20/2025	(50)
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	6	10/20/2025	(126)
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	7	10/20/2025	(166)
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	10	10/20/2025	(227)
Quanex Building Products Corporation	SONIA minus 0.35%	Maturity	GBP	6	10/20/2025	(265)
Swiss Market Index Futures	0.00%	Maturity	CHF	601	06/21/2024	(8,821)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	15	10/20/2025	$1,256
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	7	10/20/2025	282
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	4	10/20/2025	179
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	12	10/20/2025	107
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	31	10/20/2025	74
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	1	10/20/2025	(24)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	36	10/20/2025	(46)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	44	10/20/2025	(133)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	6	10/20/2025	(150)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	22	10/20/2025	(173)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	10	10/20/2025	(283)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	13	10/20/2025	(535)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	12	10/20/2025	(628)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	29	10/20/2025	(724)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	33	10/20/2025	(736)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	61	10/20/2025	(869)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	60	10/20/2025	(1,768)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	77	10/20/2025	(1,952)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	30	10/20/2025	(2,066)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	90	10/20/2025	(6,722)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	90	10/20/2025	(6,849)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	260	10/20/2025	(19,566)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	27	10/20/2025	$1,231
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	25	10/20/2025	1,119
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	19	10/20/2025	859
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	38	10/20/2025	805
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	17	10/20/2025	752
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	14	10/20/2025	719
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	6	10/20/2025	106
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	13	10/20/2025	71
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	1	10/20/2025	56
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	23	10/20/2025	34
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	56	10/20/2025	13
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	57	10/20/2025	(185)
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	17	10/20/2025	(422)
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	41	10/20/2025	(1,067)
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	60	10/20/2025	(1,254)
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	45	10/20/2025	(1,271)
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	52	10/20/2025	(1,406)
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	64	10/20/2025	(2,207)
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	94	10/20/2025	(2,417)
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	80	10/20/2025	(2,459)
UMB Financial Corporation	EFFR minus 0.35%	Maturity	USD	84	10/20/2025	(3,920)
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	101	10/20/2025	24,484

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	98	10/20/2025	$16,107
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	50	10/20/2025	15,510
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	56	10/20/2025	14,072
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	41	10/20/2025	11,789
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	34	10/20/2025	9,045
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	26	10/20/2025	7,688
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	22	10/20/2025	6,825
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	19	10/20/2025	5,505
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	19	10/20/2025	4,670
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	18	10/20/2025	4,400
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	13	10/20/2025	4,258
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	18	10/20/2025	4,047
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	18	10/20/2025	4,004
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	15	10/20/2025	3,453
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	15	10/20/2025	3,075
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	10	10/20/2025	3,011
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	9	10/20/2025	2,564
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	13	10/20/2025	2,315
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	10	10/20/2025	2,229
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	8	10/20/2025	1,736
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	7	10/20/2025	1,384
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	3	10/20/2025	1,037

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	3		10/20/2025	$965
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	4		10/20/2025	819
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	2		10/20/2025	517
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	2		10/20/2025	313
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	257
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	161
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	79
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	46
WillScot Mobile Mini Holdings Corp.	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	31
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	5		10/20/2025	87
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	2		10/20/2025	71
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	50
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	44
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	36
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	32
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	2		10/20/2025	30
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	29
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	27
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	27
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	26
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	3		10/20/2025	18
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	17

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	$16
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	15
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	12
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	7
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	6
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	6
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	5
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	4
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	3
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	3
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	3
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	3
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	2
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	1
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	1
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	0
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	0
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	(4)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	(4)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	(5)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	(5)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	2		10/20/2025	(13)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	1	10/20/2025	$(13)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	2	10/20/2025	(17)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	2	10/20/2025	(22)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	2	10/20/2025	(39)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	8	10/20/2025	(89)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	5	10/20/2025	(130)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	8	10/20/2025	(186)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	11	10/20/2025	(357)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	11	10/20/2025	(365)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	20	10/20/2025	(596)
Wintrust Financial Corporation	EFFR minus 0.35%	Maturity	USD	32	10/20/2025	(1,142)

						$421,783

**	Principal amount less than 500.
***	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $46,796,064 or 10.8% of net assets.

(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2024.
(h)	Defaulted.
(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of May 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Curo Group Holdings Corp. 7.50%, 08/01/2028	05/15/2023	$76,933	$40,402	0.01%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/16/2023	888	135	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies 11.00%, 10/31/2024	06/21/2019-10/26/2020	$17,967	$0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	40,372	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	30,994	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	04/26/2017	15	0	0.00%

(j)	Defaulted matured security.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2024.
(l)	Escrow shares.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of May 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,139,229 and gross unrealized depreciation of investments was $(10,711,001), resulting in net unrealized appreciation of $43,428,228.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

CVR – Contingent Value Right

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

EFFR – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

IFSC – International Financial Services Centre

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

NSE – National Stock Exchange

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Country Breakdown1

May 31, 2024 (unaudited)

65.4%	United States
4.7%	United Kingdom
4.0%	Japan
3.2%	Canada
2.2%	France
1.3%	Italy
1.3%	Australia
1.2%	Spain
1.1%	Austria
1.1%	Netherlands
1.1%	Denmark
0.9%	Sweden
0.9%	Switzerland
6.3%	Other
5.3%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Belgium, Brazil, Chile, China, Colombia, Finland, Germany, Hong Kong, Hungary, Iceland, Indonesia, Ireland, Jamaica, Luxembourg, Macau, Malta, Mexico, Norway, Peru, Poland, Romania, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Supranational, Taiwan and Venezuela.

AB All Market Total Return Portfolio

May 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$45,719,538	$4,164,629	$0	(a)	$49,884,167
Financials	21,317,775	13,306,974	—		34,624,749
Health Care	30,137,363	3,730,381	34,268		33,902,012
Consumer Discretionary	20,877,964	3,799,021	1	(a)	24,676,986
Industrials	16,612,169	7,993,228	4,719		24,610,116
Communication Services	10,360,323	1,622,907	—		11,983,230
Consumer Staples	8,466,130	3,307,558	6,100		11,779,788
Materials	7,068,142	1,758,498	21,000		8,847,640
Energy	3,538,503	3,840,576	0	(a)	7,379,079
Real Estate	3,934,575	279,287	—		4,213,862
Utilities	3,191,848	966,701	—		4,158,549
Investment Companies	65,088,021	—	—		65,088,021
Governments - Treasuries	—	56,211,435	—		56,211,435
Corporates - Investment Grade	—	30,581,770	—		30,581,770
Mortgage Pass-Throughs	—	18,165,854	—		18,165,854
Covered Bonds	—	5,589,296	—		5,589,296
Inflation-Linked Securities	—	4,855,223	—		4,855,223
Governments - Sovereign Agencies	—	3,304,110	—		3,304,110
Local Governments - Regional Bonds	—	2,897,366	—		2,897,366
Governments - Sovereign Bonds	—	1,739,430	—		1,739,430
Quasi-Sovereigns	—	1,233,615	—		1,233,615
Local Governments - Provincial Bonds	—	729,587	—		729,587
Supranationals	—	528,503	—		528,503
Asset-Backed Securities	—	480,660	—		480,660
Corporates - Non-Investment Grade	—	358,034	0	(a)	358,034
Commercial Mortgage-Backed Securities	—	303,568	—		303,568
Emerging Markets - Treasuries	—	—	127,492		127,492
Preferred Stocks	—	—	109,746		109,746
Emerging Markets - Sovereigns	—	54,020	—		54,020
Rights	12,588	—	—		12,588

Investments in Securities:	Level 1	Level 2	Level 3		Total
Emerging Markets - Corporate Bonds	$—	$—	$135	(a)	$135
Warrants	—	—	0	(a)	0
Short-Term Investments:
Investment Companies	9,617,822	—	—		9,617,822
Treasury Bills	—	13,201,266	—		13,201,266
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,840,703	—	—		3,840,703

Total Investments in Securities	249,783,464	185,003,497	303,461	(a)	435,090,422
Other Financial Instruments(b):
Assets:
Futures	1,598,146	—	—		1,598,146
Forward Currency Exchange Contracts	—	1,283,496	—		1,283,496
Centrally Cleared Credit Default Swaps	—	1,120,434	—		1,120,434
Centrally Cleared Interest Rate Swaps	—	111,831	—		111,831
Total Return Swaps	—	1,333,572	—		1,333,572
Liabilities:
Futures	(1,593,557)	—	—		(1,593,557)
Forward Currency Exchange Contracts	—	(2,186,611)	—		(2,186,611)
Centrally Cleared Credit Default Swaps	—	(1,042,570)	—		(1,042,570)
Centrally Cleared Interest Rate Swaps	—	(118,978)	—		(118,978)
Total Return Swaps	—	(911,789)	—		(911,789)

Total	$249,788,053	$184,592,882	$303,461	(a)	$434,684,396

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2024 is as follows:

Fund	Market Value 08/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 05/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$13,629	$479,220	$483,231	$9,618	$922
Government Money Market Portfolio*	3,295	66,962	66,416	3,841	183
Total	$16,924	$546,182	$549,647	$13,459	$1,105

*	Investments of cash collateral for securities lending transactions